Net interest income (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net interest income
Loans	SFr 1,855	SFr 1,787	SFr 1,679	SFr 3,642	SFr 3,282
Investment securities	3	3	20	6	30
Trading assets	2,246	1,500	1,968	3,746	3,540
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	779	781	706	1,560	1,363
Other	770	747	717	1,517	1,326
Interest and dividend income	5,653	4,818	5,090	10,471	9,541
Deposits	(808)	(783)	(587)	(1,591)	(1,037)
Short-term borrowings	(114)	(97)	(123)	(211)	(205)
Trading liabilities	(1,069)	(714)	(1,144)	(1,783)	(2,004)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(456)	(482)	(477)	(938)	(876)
Long-term debt	(910)	(904)	(982)	(1,814)	(1,892)
Other	(295)	(306)	(184)	(601)	(349)
Interest expense	(3,652)	(3,286)	(3,497)	(6,938)	(6,363)
Net interest income	2,001	SFr 1,532	1,593	3,533	3,178
Bank
Net interest income
Loans				3,646	3,285
Investment securities				5	30
Trading assets				3,746	3,540
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions				1,560	1,363
Other				1,519	1,328
Interest and dividend income	5,655		5,094	10,476	9,546
Deposits				(1,593)	(1,038)
Short-term borrowings				(218)	(210)
Trading liabilities				(1,783)	(2,004)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions				(938)	(876)
Long-term debt				(1,788)	(1,828)
Other				(601)	(347)
Interest expense	(3,648)		(3,467)	(6,921)	(6,303)
Net interest income	SFr 2,007		SFr 1,627	SFr 3,555	SFr 3,243